Notes receivable, noncurrent (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Notes receivable, noncurrent
	As at December 31,	As at December 31,
USD'000	2020	2019
Long-term receivable from, and loan, to shareholders	144	-
Long-term receivable from, and loan to, other related parties	39	23
Total notes receivable, noncurrent	183	23